Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt
Schedule outstanding principal balances on each loan facility

	As at
	June 30, 2020	December 31, 2019

NIBC Bank Facility	5,335,000	6,045,000
Nordea / SEB Joint Bank Facility	94,251,646	100,000,000
Nordea / SEB Revolving Facility	39,200,000	40,000,000
ABN / CACIB Joint Bank Facility	60,016,368	61,462,500
ABN AMRO Revolving Facility	14,997,108	4,019,007
Total debt	213,800,122	211,526,507
Deferred finance fees	(3,717,414)	(4,243,494)
Net total debt	210,082,708	207,283,013
Current portion of long-term debt	18,701,236	21,274,111
Current portion of deferred finance fees	(1,006,096)	(1,057,940)
Total current portion of long-term debt	17,695,140	20,216,171
Non-current portion of long-term debt	192,387,568	187,066,842

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
June 30, 2020
2020 (1)	9,350,618
2021	21,906,236
2022	32,278,344
2023	17,281,236
2024	132,983,688
213,800,122

(1)Six-month period ending December 31, 2020